CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (70,681)	$ (133,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	348	89
Employee stock based compensation	41,502	123,245
Non-employee stock compensation	768	186
Forgiveness of Paycheck Protection Loan	(397)	(93)
Loss on the fair value of Convertible debt and Warrant liability	2,285
Loss on the sale of property and equipment	152
Changes in assets and liabilities:
Prepaid expenses and other current assets	(676)	(285)
Accounts payable	1,211	(56)
Accrued expenses	1,520	70
Payroll tax liabilities	(47)	(555)
Net change in operating lease assets and liabilities	(22)
Contract liability	523
Deferred rent		(12)
Security deposits	(11)	(3)
Vendor deposits	75	(38)
Net cash used in operating activities	(23,450)	(11,188)
Cash flows from investing activities:
Purchases of property and equipment	(1,787)	(1,019)
Addition of intangible assets		(12)
Proceeds from sale of property and equipment	230
Net cash used in investing activities	(1,557)	(1,031)
Cash flows from financing activities
Proceeds from stock issuance	15,302	14,925
Proceeds from the issuance of convertible debt	9,000
Proceeds from exercised stock options	260
Proceeds from paycheck protection loan		397
Net cash provided by financing activities	24,562	15,322
Net (decrease) increase in cash	(445)	3,103
Cash, beginning of period	3,146	43
Cash, end of period	2,701	3,146
Cash paid for interest	7	1
Supplemental disclosures of non-cash activity:
Purchases on account related to property and equipment	232
Incremental expense on Class C to Class A stock exchange	$ 572